Exhibit 99.02

[***]	=	Certain identified information has been omitted because it is both not material and would likely cause competitive harm to the registrant if publicly disclosed.

AMENDMENT AGREEMENT NUMBER Amend - CW2481418

Amendment No. 14 – Regulus Group, LLC

This Amendment No. 14 Amend – CW2481418 (“Amendment”) is made and entered into this 18th Day of December, 2019(“Amendment Effective Date”) between American Express Travel Related Services Company, Inc., a.k.a. “American Express”, a.k.a. “AMEX” (herein after “Amexco”), and Regulus Group, LLC a Delaware limited liability company, having its principal place of business at 2701 E Grauwyler Rd, Irving, TX 75061 (the “Vendor” or “Regulus”).

RECITALS

WHEREAS, prior to the Amendment Effective Date, Amexco and Vendor entered into an agreement dated on or about October 25, 1999 (the “Agreement”),

WHEREAS, prior to the Amendment Effective Date, Amexco and Vendor amended the Agreement at separate times, the first amendment made on or about July 1, 2000 (“Amendment No. 1”), the second amendment made on or about June 1, 2002 (“Amendment No. 2”), the third amendment made on or about August 18, 2006 and identified as Amendment Number NYC-0-06- 2807 (“Amendment No. 3”), the fourth amendment made on or about November 2006 and identified as Amendment Number NYC-0-06-3581 (“Amendment No. 4”), the fifth amendment made on or about October 30, 2009 and identified as Amendment Number NYC-0-06-2162-02 (“Amendment No. 5”) the sixth amendment made on or about March 29, 2010 and identified as Amendment Number Amend-CW170596 (“Amendment No. 6”) the seventh amendment made on or about October 31, 2013 and identified as Amendment Number Amend-CW2268976 (“Amendment No. 7”), the eighth amendment (“Amendment No. 8”) made on or about October 27, 2016, the ninth amendment made on or about January 31, 2017 and identified as Amendment Number Amend-CW2428684, the tenth amendment made on or about February 23, 2017 and identified as Amendment Number Amend-CW2392916,the eleventh amendment made on or about May 11, 2018 and identified as Amendment Number Amend-CW2464634, the twelfth amendment made on or about April 30, 2019 and identified as Amendment, and the thirteenth amendment made on or about October 20, 2019 and identified as Amendment (collectively referred to herein as “Prior Amendments”).

WHEREAS, Amexco and Vendor wish to amend certain of the terms as set forth in the Agreement and as set for in the Prior Amendments.

NOW, THEREFORE, in consideration of the mutual promises and agreements set forth below, the parties agree as follows:

1. General

1.1	If there is a conflict between the Agreement and this Amendment the terms of this Amendment shall govern.

1.2	If there is a conflict between the Prior Amendments and this Amendment the terms of this Amendment shall govern.

1.3	Except as otherwise modified herein, the capitalized terms used in this Amendment shall have the meaning specified in the Agreement and/or the Prior Amendments.

1.4	Except as amended herein, the remaining terms and conditions of the Agreement and the Prior Amendments shall remain in full force and effect.

1.5	The term “Comprehensive Amendment” as defined in the Prior Amendments shall refer to this Amendment.

1.6	The Schedules and Exhibits attached to this Amendment shall be deemed part of the Agreement, binding upon the parties and shall control where applicable.

1.7	All references to AMEX in the Agreement or the Prior Amendments, including without limitation references appearing within defined terms, shall be read as references to Amexco.

1.8

Without limiting any other right or obligation herein, the parties acknowledge that Amexco is currently in the process of evaluating certain regulatory considerations, and in the event Amexco desires to amend this Amendment to reflect such considerations, the parties agree to timely negotiate in good faith.

AMENDED TERMS

1.	Prior Amendment Number 5, Article 34 (“Charges and Terms of Payment”), Section 34.2 is hereby deleted in its entirety and replaced with the following:

Unless other payment terms are specified in a SOW, Provider will invoice AXP monthly in arrears, after receipt of AXP’s written acceptance of the applicable Services performed and payment of invoices by AXP to Provider will be made via an AXP payment product. Provider will submit invoices in accordance with such method as AXP reasonably directs and any expenditure related thereto will be borne solely by Supplier. AXP disclaims all liability associated with any errors, omissions or system failures associated with its invoice submission method. Unless otherwise specified in a SOW, all invoices, except for amounts disputed in good faith by AXP, will be payable within [***] of AXP’s receipt of a properly submitted invoice. No requests for cash payments shall be accepted. All payments to Provider shall be payable to Provider in the country where it resides or where the work is performed, not to third parties or different countries.

2.	Article 44, Section 44.1 is hereby amended to state as follows:

This Amendment shall commence as of the Amendment Effective Date and shall continue in full force and effect thereafter unless and until the Agreement expires or is terminated as provided in Article 20 of the Agreement. Each Schedule shall become effective when duly executed by both parties and shall continue thereafter unless terminated as permitted hereunder. Notwithstanding Article 2 Section 2.01 of the Agreement, the Term of the Agreement, as amended, shall continue for 3 (“three”) years term from the effective date of this Amendment unless terminated earlier pursuant to Article 20 of the Agreement or Article 1 under Amended Terms in tenth (“10th”) Amendment Number (CW2392916) of the Agreement. Amexco can renew the Agreement for 2 successive 1-year terms upon 90 days written notice to Regulus before expiry of each Term.

3.	Prior Amendment No. 10, Exhibit Q (Performance Standards) is hereby deleted and replaced with Amendment Exhibit X.

4.	Prior Amendment No. 10, Schedule G (Compensation and Pricing) is hereby deleted and replaced with Amendment Schedule I.

5.	Prior Amendment No. 10, Schedule H (OEI SOW) is hereby deleted and replaced with Amendment Schedule J (Operational Guide).

6.	Prior Amendment No. 7, Exhibit W (Information Protection Contract Requirements) is hereby deleted and replaced with Amendment Exhibit W

7.	Exhibits and Attachments: The following are attached hereto and incorporated herein by this reference:

Exhibit X	Performance Standards

Schedule I	Compensation and Pricing

Schedule J	Operational Guide

Exhibit W	Information Contract Protection Requirements

IN WITNESS WHEREOF, the parties hereto have duly executed this Amendment as of the last signature date mentioned below.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.		REGULUS Group, LLC

By:	/s/ Melanie Chung	By:	/s/ Suresh Yannamani
Name:	Melanie Chung	Name:	Suresh Yannamani
	(Type or print)		(Type or print)
Title:	Director	Title:	President

Date:	December 19, 2019	Date:	December 19, 2019

Exhibit X

Performance Standards – Metrics and Incentive / Penalty Calculations

[11 pages omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule I - Compensation and Pricing

[15 pages omitted in accordance with Item 601(a)(5) of Regulation S-K]

Schedule J – Operational Guide

[117 pages omitted in accordance with Item 601(a)(5) of Regulation S-K]

Exhibit W - Information Protection Contract Requirements (“IPCR”)

[3 pages omitted in accordance with Item 601(a)(5) of Regulation S-K]